Schedule of Investments PIMCO New York Municipal Income Fund II	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 186.1% ¤

MUNICIPAL BONDS & NOTES 183.6%

FLORIDA 0.8%

Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$1,025

ILLINOIS 2.7%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,285
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,104
		3,389

NEW YORK 175.0%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	2,654
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,383
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,335
Housing Development Corp., New York Revenue Bonds, Series 2017
4.000% due 11/01/2047 (c)	1,000	1,014
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	9,691
Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,875
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,044
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,242
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,200	1,373
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	3,783
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,736
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,003
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,088
4.000% due 12/01/2041	1,400	1,443
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	106
6.700% due 01/01/2049	1,800	1,814
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,911
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,505
7.000% due 03/01/2049	4,900	4,923
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	756
New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	1,904
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	3,000	3,209
4.000% due 02/01/2044	2,000	2,129
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	739
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	504
5.250% due 06/15/2040	1,000	1,008
New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,715
New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	3,000	3,527
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,249
New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	5,000	5,382
5.000% due 04/01/2043	2,000	2,349
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,540

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

New York City, New York Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,250	1,385
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,059
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	2,000	2,447
New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (c)	5,000	5,803
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	241
5.000% due 11/15/2045	1,000	1,128
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	4,124
5.000% due 06/01/2045	5,000	4,964
New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,092
5.000% due 06/01/2041	1,000	1,077
New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	4,000	282
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	8,157
New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,538
5.625% due 07/15/2047	1,400	1,444
6.375% due 07/15/2049	1,300	1,345
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,231
5.750% due 11/15/2051	5,000	5,483
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,268
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,831
New York State Dormitory Authority Revenue Bonds, Series 2009
5.500% due 05/01/2037	600	602
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,050
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,138
5.500% due 07/01/2036	1,500	1,636
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,597
5.000% due 12/01/2030	1,000	1,158
5.000% due 12/01/2033	800	916
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,880
4.000% due 03/15/2043	2,000	2,152
5.000% due 03/15/2044	2,625	3,092
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2042	1,000	1,207
New York State Environmental Facilities Corp., Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,035
New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,684
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,097
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	534
5.250% due 05/15/2040	500	530
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,078
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,486
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	6,998
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	6,380
Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
6.630% due 07/01/2039 (d)	5,000	5,079
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	2,982
5.000% due 11/15/2045 (c)	3,000	3,552
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,750	2,756
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,392
5.000% due 06/01/2041	500	540
Tulare County, California Board of Education Certificates of Participation Bonds, Series 2013
5.125% due 09/01/2040	3,435	3,577
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	991
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,648
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,596
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,099

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	865	889
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600	604
		216,788

OHIO 1.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,435	1,438

PUERTO RICO 3.1%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (b)	2,830	612
4.750% due 07/01/2053	1,165	1,108
5.000% due 07/01/2058	1,285	1,273
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2046 (b)	1,000	877
		3,870

U.S. VIRGIN ISLANDS 0.8%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	962
Total Municipal Bonds & Notes (Cost $214,580)		227,472

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (e) 2.5%
		3,117

Total Short-Term Instruments (Cost $3,117)		3,117
Total Investments in Securities (Cost $217,697)		230,589
Total Investments 186.1% (Cost $217,697)		$230,589
Auction Rate Preferred Shares (46.8)%		(58,000)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (17.1)%		(21,144)
Other Assets and Liabilities, net (22.2)%		(27,539)
Net Assets Applicable to Common Shareholders 100.0%		$123,906

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$3,117	U.S. Treasury Notes 2.625% due 07/15/2021	$(3,179)	$3,117	$3,118
Total Repurchase Agreements						$(3,179)	$3,117	$3,118

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$1,025	$0	$1,025
Illinois	0	3,389	0	3,389
New York	0	216,788	0	216,788
Ohio	0	1,438	0	1,438
Puerto Rico	0	3,870	0	3,870
U.S. Virgin Islands	0	962	0	962
Short-Term Instruments
Repurchase Agreements	0	3,117	0	3,117

Total Investments	$0	$230,589	$0	$230,589

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

Other	Abbreviations:
TBA	To-Be-Announced